Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets (Details) [Line Items]
Due from related party percentage	5.19%
Cost of per coin		$ (75,120)	$ (391,463)
Third Party [Member]
Other Current Assets (Details) [Line Items]
Cost of per coin	$ 18,838